Discontinued Operations (Consolidated Statements Of Comprehensive Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 0	$ 0	$ 0
Cost of revenues	0	0	0
Operating expenses	(8,005,000)	(2,740,000)	0
Loss before provision for income taxes	(8,005,000)	(2,740,000)	0
Income tax credit	492,000	329,000	0
Loss from discontinued operations, net of income taxes	$ (7,513,000)	$ (2,411,000)	$ 0